Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Opening balance	€ 4,614	€ 1,102
Additions from business combinations	3,217	3,614
Impairment	(18)	0
Foreign exchange and other movements	470	(102)
Balance as at the end of the period	€ 8,283	€ 4,614